Schedule II-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts and Reserves

Affinia Group Intermediate Holdings Inc.

Schedule II(a)—Valuation and Qualifying Accounts and Reserves

Allowance for Doubtful Accounts Receivable

(Dollars in millions)	Balance at beginning of period	Amounts charged to income	Trade accounts receivable “written off” net of recoveries	Adjustments arising from change in currency exchange rates and other items	Balance at end of period
Year ended December 31, 2010	$3	$—	$—	$(1)	$2
Year ended December 31, 2011(1)	$2	$1	$—	$(2)	$1
Year ended December 31, 2012(1)	$1	$2	$(1)	$1	$3

(1)	The allowance for doubtful accounts excludes the $1 million reserve as of December 31, 2011, which is classified in the current assets of discontinued operations.